Taxation - Differences from theoretical amount that would arise from using the weighted average tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ 2,956	$ (3,013)		$ (7,156)
Non-deductible items	(2,249)	(1,406)		(3,304)
Non-deductible items – changes in estimates on previous year	0	0		(1,182)
Effect of the changes in the statutory income tax rate in Argentina	(1,013)	1,781		0
Unused tax losses	(4,181)	(2,265)		0
Tax losses where no deferred tax asset was recognized	(2,368)	(29)		(569)
Non-taxable income	13,069	2,437		0
Previously unrecognized tax losses now recouped to reduce tax expenses	0	7,595		0
Effect of IAS 29 on Argentina´s Shareholder´s equity and deferred income tax	(5,825)	0		0
Others	635	(108)		(688)
Income tax benefit / (expense)	$ 1,024	$ 4,992	[1]	$ (12,899)	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.